SHORT-TERM DEBT AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
SHORT-TERM DEBT AND LONG-TERM DEBT [Abstract]
Schedule of Short-term Debt
Short-term debt

		As of December 31,
	Note	2016	2017

East West Bank	(i)	$30,000	$-
Bank of Shanghai	(ii)	7,202	12,296
Hengfeng Bank	(iii)	-	49,183

Total		$37,202	$61,479

(i)
In December 2016, the Company entered into a short-term loan agreement with East West Bank for $30,000. The loan bears an annual interest rate equal to the one month LIBOR rate plus 1.2% and has a loan period of six month. In June 2017, the Company amended and extended the maturity date to April 2018. In October 2017, the Company repaid $10,000 of the loan balance. In January 2018, the Company further refinanced its short term loan agreement with East West Bank and replaced it with a long-term debt. The long-term debt has an annual interest rate equal to LIBOR rate plus 1.2% and is repayable on April 3, 2020. Accordingly, the Company has excluded $20,000 from the short term debt and has reclassified it to long-term debt as of December 31, 2017.

(ii)
In November 2016, the Company entered into a short-term loan agreement with Bank of Shanghai for $7,202. The loan bears an annual interest rate of 141.5% of the one year loan interest rate quoted by the People’s Bank of China and has a loan period of six months. The Chief Operating Officer (“COO”) of the Company provided joint and several liability guarantee for the loan. The Company repaid the loan in May 2017.

In May and August 2017, the Company entered into five short-term loan agreements with Bank of Shanghai for $12,296. The loans bear an annual interest rates ranging from 137.9% to 149.4% of the one year loan interest rate quoted by the People’s Bank of China and have loan periods ranging from eight to eleven months. The Company repaid the loans in April 2018.

In February 2017, the Company entered into a six-month loan agreement with Bank of Shanghai for $4,358. The loan bears an annual interest rates of 143.5% of the one year loan interest rate quoted by the People’s Bank of China and has a loan period of five months. The Company repaid the loan in August 2017.

(iii)
In March 2017, the Company entered into a loan agreement with Hengfeng Bank for $33,045. The loan bears an annual interest rate of 109.2% of the one year loan interest rate quoted by the People’s Bank of China. The Company repaid $2,305 of the principal during the year ended December 31, 2017. $3,074 of the principal is due during the year ended December 31, 2018 and the remaining balance, classified as long-term debt, is due during the years ended December 31, 2019 and 2020.

Schedule Of Long Term Debt Current	Long-term debt – current
		As of December 31,
	Note	2016	2017

A trust company	(v)	-	$52,604

Total		-	$52,604

Schedule of Long-term Debt Instruments
Long-term debt –non current

		As of December 31,
	Note	2016	2017

An asset management company	(iv)	$42,786	$-
A trust company	(v)	52,604	-
Hengfeng Bank and East West Bank	(iii) (i)	-	47,665

Total		$95,390	$47,665

(iv)
In November 2015, the Company entered into a long-term loan agreement with an asset management company to borrow $69,468 in order to finance the investment in SoFi. The loan bears an annual interest rate ranging from 12% to 16% upon certain scenarios, including a qualified public offering of SoFi during the period of the loan, and requests the pledge of certain assets of the Company including building, the long-term investment in Hayman, and certain shares of SoFi owned by the Company including 4,970,573 Series B Preferred Stock, 6,020,695 Series D Preferred Stock and 2,361,116 Series E Preferred Stock. The loan is expected to be repaid within four years. The Chief Executive Officer (“CEO”) of the Company provided joint and several liability guarantee for the loan. The loan can be repaid in advance at the option of the Company upon distribution from the long-term investment in one of its equity method investee, or upon approval from the asset management company. In January 2016, the Company received the notice for such distribution from the equity method investee and repaid $23,608 of the loan balance. In early 2017, the Company made a request to the asset management company for an early repayment. Such request was approved and the Company repaid the remainder of the loan in February 2017.

(v)
In October 2015, the Company entered into a long-term loan agreement with a trust company to borrow $59,260 in order to finance the investment in SoFi. The loan bears an annual interest rate 6% and requests the pledge of 7,512,535 Series F Preferred Stock of SoFi owned by the Company. As of December 31, 2017, as a result of SoFi missing certain revenue target, the loan became due within one year. Accordingly, the Company reclassed the loan to long-term debt - current.